Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment.
Schedule of property and equipment

	Office and
	telecommunication	Right‑of‑use	Leasehold
	equipment	properties	improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2021
Cost	103,462	362,322	93,736	559,520
Accumulated depreciation	(49,454)	(240,317)	(40,306)	(330,077)
Exchange difference	(2,969)	(1,064)	(1,126)	(5,159)
Net book amount	51,039	120,941	52,304	224,284

Year ended December 31, 2021
Opening net book amount	51,039	120,941	52,304	224,284
Additions	30,484	118,030	15,069	163,583
Disposals, net	(1,285)	(5,723)	—	(7,008)
Depreciation charge	(21,682)	(88,974)	(25,319)	(135,975)
Exchange difference	(108)	(273)	(91)	(472)
Closing net book amount	58,448	144,001	41,963	244,412

As at December 31, 2021
Cost	126,626	461,605	108,805	697,036
Accumulated depreciation	(65,102)	(316,267)	(65,625)	(446,994)
Exchange difference	(3,076)	(1,337)	(1,217)	(5,630)
Net book amount	58,448	144,001	41,963	244,412

Year ended December 31, 2022
Opening net book amount	58,448	144,001	41,963	244,412
Additions	15,481	76,534	6,585	98,600
Disposals, net	(9,467)	(57,952)	(8,292)	(75,711)
Depreciation charge	(23,027)	(75,519)	(20,763)	(119,309)
Exchange difference	420	2,510	479	3,409
Closing net book amount	41,855	89,574	19,972	151,401

As at December 31, 2022
Cost	120,373	358,173	115,390	593,936
Accumulated depreciation	(75,862)	(269,772)	(94,680)	(440,314)
Exchange difference	(2,656)	1,173	(738)	(2,221)
Net book amount	41,855	89,574	19,972	151,401

Schedule of approximate depreciation charge

	Year ended December 31,
	2021	2022
	RMB’000	RMB’000
Cost of revenue	3,633	2,750
Research and development expenses	11,182	14,168
Selling and marketing expenses	4,525	4,814
General and administrative expenses	116,635	97,577
	135,975	119,309